CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash	$ 301,723	$ 638,868	$ 2,107,499
Short-term investments, restricted	52,840	52,817	52,672
Accounts and royalties receivable, net	1,224,423	1,207,027	180,560
Inventory	401,912	627,984	25,986
Prepaid expenses and other current assets	591,306	610,409	140,745
Deferred costs, current portion	136,436	357,412	10,935
Total current assets	2,708,640	3,494,517	2,518,397
Property and equipment, net	1,114,067	1,324,996	84,623
Deferred costs	385,437	191,153	42,063
Other intangibles, net	3,049,458	3,182,875
Goodwill	706,823	706,823
Total assets	7,964,425	8,900,364	2,645,083
Current liabilities
Accounts payable and accrued expenses	3,231,686	3,558,161	1,037,894
Note payable, current portion		1,520,947
Dividends payable on preferred stock	98,077	92,853	7,285
Derivative liabilities, current portion			391
Total current liabilities	3,329,763	5,171,961	1,045,570
Note payable	2,100,000	1,981,208
Derivative and other liabilities	24,000	1,826,447	623,462
Total liabilities	5,453,763	8,979,616	1,669,032
Commitments and contingencies
Stockholders' equity (deficit)
Common stock	5,195	4,410	3,727
Additional paid-in capital	52,378,674	47,587,964	41,827,199
Accumulated deficit	(49,873,224)	(47,671,643)	(40,854,892)
Total stockholders' equity (deficit)	2,510,662	(79,252)	976,051
Total liabilities and stockholders' equity (deficit)	7,964,425	8,900,364	2,645,083
Series A Convertible preferred stock
Stockholders' equity (deficit)
Convertible preferred stock	10	10	10
Series B Convertible preferred stock
Stockholders' equity (deficit)
Convertible preferred stock	7	7	7
Series D Convertible preferred stock
Stockholders' equity (deficit)
Convertible preferred stock
Series C Convertible preferred stock
Stockholders' equity (deficit)
Convertible preferred stock